Basis of preparation - Effect of IFRS 16 on group balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019		Dec. 31, 2018		Jun. 30, 2018	Jan. 01, 2018		Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 145,291	$ 143,950		$ 135,261	[1]
Trade and other receivables	2,146	2,159		1,834	[1]
Prepayments	776	849		1,179	[1]
Deferred tax assets	3,624	3,736		3,706	[1]
Current assets
Trade and other receivables	24,343	24,673		24,478	[1]
Prepayments	1,001	872		963	[1]
Current liabilities
Trade and other payables	44,774	46,209		46,265	[1]
Accruals	4,143	4,578		4,626	[1]
Lease liabilities	2,094	2,196		44	[1]
Finance debt	8,677	9,329		9,329	[1]
Provisions	2,070	2,547		2,564	[1]
Non-current liabilities
Other payables	12,654	14,013		13,830	[1]
Accruals	610	548		575	[1]
Lease liabilities	8,285	7,704		623	[1]
Finance debt	58,876	55,803		55,803	[1]
Deferred tax liabilities	9,672	9,767		9,812	[1]
Provisions	18,393	17,657		17,732	[1]
Assets (liabilities)	103,623	101,218		101,548	[1]
Equity
BP shareholders’ equity	101,485	99,115		99,444	[1]
Non-controlling interests	2,138	2,103		2,104	[1]
Equity	$ 103,623	101,218		101,548	[1]	$ 101,770	$ 100,224		$ 100,404
Previously reported
Non-current assets
Property, plant and equipment				135,261
Trade and other receivables				1,834
Prepayments				1,179
Deferred tax assets				3,706
Current assets
Trade and other receivables				24,478
Prepayments				963
Current liabilities
Trade and other payables				46,265
Accruals				4,626
Lease liabilities				44
Finance debt				9,329
Provisions				2,564
Non-current liabilities
Other payables				13,830
Accruals				575
Lease liabilities				623
Finance debt				55,803
Deferred tax liabilities				9,812
Provisions				17,732
Assets (liabilities)				101,548
Equity
BP shareholders’ equity				99,444
Non-controlling interests				2,104
Equity				$ 101,548
Adjustment on adoption of IFRS 16
Equity
Equity		(330)	[2]				$ (180)	[3]
IFRS 16 | Adjustment on adoption of IFRS 16
Non-current assets
Property, plant and equipment		8,689
Trade and other receivables		325
Prepayments		(330)
Deferred tax assets		30
Current assets
Trade and other receivables		195
Prepayments		(91)
Current liabilities
Trade and other payables		(56)
Accruals		(48)
Lease liabilities		2,152
Finance debt		0
Provisions		(17)
Non-current liabilities
Other payables		183
Accruals		(27)
Lease liabilities		7,081
Finance debt		0
Deferred tax liabilities		(45)
Provisions		(75)
Assets (liabilities)		(330)
Equity
BP shareholders’ equity		(329)
Non-controlling interests		(1)
Equity		$ (330)

[1]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[2]	(a)See Note 1 for further information.
[3]	(b)See Note 1 in BP Annual Report and Form 20-F 2018 for further information.